Accounts Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Current liabilities
Trade and other payables	$ 58,688	$ 16,872
Accrued Expenses	8,409	1,461
Sales tax payable	3,868	8,623
Related party payables	85	93
Total accounts payable	$ 71,050	$ 27,049